Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
The carrying value of debt outstanding at December 31 consisted of the following:

(in thousands, except rates)	Interest rate	Year of maturity	2023	2022
2025 Secured Notes	6.125%	2025	$522,735	$520,350
ABL Facility	Varies	2027	1,929,259	1,988,176
2028 Secured Notes	4.625%	2028	494,500	493,470
2031 Secured Notes	7.375%	2031	493,709	—
Finance Leases	Varies	Varies	117,099	74,370
Total debt			3,557,302	3,076,366
Less: current portion of long-term debt			18,786	13,324
Total long-term debt			$3,538,516	$3,063,042

Schedule of Maturities of Debt and Lease Obligation
Maturities of debt, including finance leases, during the years subsequent to December 31, 2023 are as follows:

(in thousands)
2024	$23,927
2025	550,050
2026	23,234
2027	1,975,992
2028	522,473
Thereafter	522,138
Total	$3,617,814

Schedule of Amortization of Deferred Debt Issuance Costs	These debt costs are amortized and included as part of interest expense over the remaining contractual terms of those debt instruments for each of the next five years as follows:

(in thousands)	Debt issuance cost amortization
2024	$11,891
2025	$10,664
2026	$9,555
2027	$5,852
2028	$1,677
Thereafter	$2,667

Schedule of Debt Redemption

Year	Redemption Price
June 15, 2023	101.531%
June 15, 2024 and thereafter	100.000%

Year	Redemption Price
August 15, 2023	102.313%
August 15, 2024	101.156%
August 15, 2025 and thereafter	100.000%

Year	Redemption Price
October 1, 2026	103.688%
October 1, 2027	101.844%
October 1, 2028 and thereafter	100.000%